TABLE OF CONTENTS
Victory
Portfolios
IV

Schedules of Portfolio Investments
Victory Pioneer International Equity Fund

Victory Pioneer Select Mid Cap Growth Fund
6

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer International Equity Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.3%)
Canada (4.3%):
Materials (4.3%):
Barrick Mining Corp. .................................................... 1,581,182 $ 70,916
Teck Resources Ltd., Class B .............................................. 443,403 30,205
101,121
Denmark (1.1%):
Health Care (1.1%):
Novo Nordisk A/S, ADR .................................................. 575,901 26,106
Finland (1.0%):
Information Technology (1.0%):
Nokia Oyj ............................................................ 2,244,940 22,827
France (3.0%):
Consumer Discretionary (0.4%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 17,938 9,411
Information Technology (2.6%):
Capgemini SE ......................................................... 476,335 59,468
68,879
Germany (13.0%):
Communication Services (1.3%):
Deutsche Telekom AG ................................................... 909,029 29,966
Health Care (0.5%):
BioNTech SE, ADR(a) ................................................... 121,084 12,303
Industrials (5.6%):
Hensoldt AG .......................................................... 445,769 44,373
Jungheinrich AG, Preference Shares ......................................... 947,747 29,103
Siemens AG, Registered Shares ............................................. 172,095 57,094
130,570
Information Technology (1.2%):
SAP SE .............................................................. 126,839 28,120
Materials (1.1%):
thyssenkrupp AG ....................................................... 1,489,280 24,998
Utilities (3.3%):
RWE AG ............................................................. 1,116,721 76,083
302,040
Ireland (8.9%):
Consumer Staples (2.2%):
Kerry Group PLC, Class A ................................................ 530,866 51,788
Financials (3.1%):
Bank of Ireland Group PLC ............................................... 3,198,788 70,503
Industrials (1.7%):
Ryanair Holdings PLC ................................................... 1,497,845 40,063
Materials (1.9%):
CRH PLC ............................................................ 462,594 43,618
205,972
Italy (8.1%):
Financials (5.9%):
FinecoBank Banca Fineco SpA ............................................. 2,342,282 64,524
Nexi SpA (b)(c) ........................................................ 9,744,300 49,812
UniCredit SpA ......................................................... 225,834 22,033
136,369
Materials (2.2%):
Buzzi SpA ............................................................ 1,073,021 51,157
187,526

Victory Portfolios IV
Victory Pioneer International Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
Security Description Shares
Value
(000)
Japan (21.9%):
Consumer Discretionary (4.7%):
GS Yuasa Corp. ........................................................ 280,000 $ 9,311
Nitori Holdings Co. Ltd. .................................................. 2,146,000 40,883
Shimamura Co. Ltd. ..................................................... 2,301,500 47,109
Subaru Corp. .......................................................... 713,200 11,842
109,145
Energy (1.8%):
Inpex Corp. ........................................................... 1,656,200 41,233
Financials (2.5%):
Sumitomo Mitsui Financial Group, Inc. ....................................... 1,365,900 58,657
Health Care (2.1%):
Hoya Corp. ........................................................... 312,400 47,900
Industrials (8.4%):
BayCurrent , Inc. ....................................................... 1,284,800 65,811
Fuji Electric Co. Ltd. .................................................... 691,600 59,124
Kawasaki Heavy Industries Ltd. ............................................ 681,800 10,847
Mitsubishi Electric Corp. ................................................. 1,713,500 59,451
195,233
Information Technology (2.4%):
FUJIFILM Holdings Corp. ................................................ 2,673,200 56,561
508,729
Mexico (1.9%):
Consumer Staples (0.6%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 118,442 14,261
Financials (1.3%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 2,759,994 31,253
45,514
Netherlands (2.6%):
Financials (2.6%):
ABN AMRO Bank NV, Class CV ........................................... 1,252,560 60,648
Norway (1.5%):
Consumer Staples (1.5%):
Mowi ASA ........................................................... 1,571,781 34,484
Russian Federation (0.0%):
Consumer Staples (0.0%):
Magnit PJSC(a)(d)(e) .................................................... 21,796 —
Energy (0.0%):
Rosneft Oil Co. PJSC(a)(d)(e) .............................................. 396,947 —
—
South Korea (7.3%):
Financials (1.6%):
KB Financial Group, Inc. ................................................. 290,031 36,699
Industrials (2.6%):
Hyundai Rotem Co. Ltd. .................................................. 286,347 28,478
LG Corp. ............................................................. 378,395 32,911
61,389
Information Technology (3.1%):
Samsung Electronics Co. Ltd. .............................................. 263,497 49,619
SK hynix , Inc. ......................................................... 17,892 21,830
71,449
169,537
Spain (2.3%):
Financials (2.3%):
Banco de Sabadell SA ................................................... 12,495,641 52,714

Victory Portfolios IV
Victory Pioneer International Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
Security Description Shares
Value
(000)
Switzerland (4.5%):
Financials (0.9%):
UBS Group AG ........................................................ 378,750 $ 20,731
Health Care (2.8%):
Lonza Group AG, Registered Shares ......................................... 92,149 65,723
Materials (0.8%):
Holcim AG(a) ......................................................... 204,129 17,879
104,333
Taiwan (2.6%):
Information Technology (2.6%):
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 809,000 61,102
United Kingdom (10.2%):
Consumer Discretionary (2.9%):
Compass Group PLC .................................................... 1,943,949 59,321
Persimmon PLC ........................................................ 474,731 7,486
66,807
Consumer Staples (4.3%):
Associated British Foods PLC .............................................. 549,078 15,233
Tesco PLC ............................................................ 8,711,661 53,798
Unilever PLC, ADR ..................................................... 459,473 29,797
98,828
Energy (2.0%):
Shell PLC, ADR ....................................................... 520,755 47,623
Financials (1.0%):
Standard Chartered PLC .................................................. 821,190 24,143
237,401
United States (3.1%):
Industrials (2.6%):
Sunbelt Rentals Holdings, Inc.(c) ........................................... 838,358 59,794
Information Technology (0.5%):
Advanced Micro Devices, Inc.(a) ............................................ 28,139 13,245
73,039
Total Common Stocks (Cost $1,819,408) 2,261,972
Principal Amount
(000)
a
Short-Term Investments (4.9%)
U.S. Treasury Obligations (2.1%):
U.S. Treasury Bills
3.38%, 9/15/26(f) ................................................... $ 10,000 9,986
3.49%, 9/22/26(f) ................................................... 40,000 39,915
49,901
Shares
Collateral for Securities Loaned (2.8%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(g) ........ 15,765,724 15,765
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(g) ............ 15,765,724 15,766
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(g) ............... 15,765,724 15,766
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.58%(g) . 15,765,724 15,766
63,063
Total Short-Term Investments (Cost $112,964) 112,964
Total Investments (Cost $1,932,372) — 102.2% 2,374,936
Liabilities in excess of other assets — (2.2)% (50,332)
NET ASSETS — 100.00% $ 2,324,604
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$49,812 (thousands) and amounted to 2.1% of net assets.

Victory Portfolios IV
Victory Pioneer International Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
Security Name
Acquisition Date
Cost
Value
Magnit PJSC ......................................................
7/23/20
$ 1,483
$ —
Rosneft Oil Co. PJSC ................................................
6/23/21
3,131
—
Total (–% of net assets)
$4,614
$—
(c) All or a portion of this security is on loan.
(d) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(e) Security was fair valued using significant unobservable inputs as of August 31, 2026.
(f) Rate represents the effective yield at August 31, 2026.
(g) Rate disclosed is the daily yield on August 31, 2026.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.2%)
Communication Services (2.1%):
Reddit, Inc., Class A(a) ................................................... 72,130 $ 10,662
Spotify Technology SA(a) ................................................. 52,791 28,698
39,360
Communications Equipment (3.9%):
Applied Optoelectronics, Inc.(a) ............................................ 254,940 27,455
Nokia Oyj , ADR ....................................................... 2,938,769 29,799
Viavi Solutions, Inc.(a) ................................................... 416,397 15,111
72,365
Consumer Discretionary (11.7%):
Airbnb, Inc., Class A(a) .................................................. 49,563 9,081
AutoZone, Inc.(a) ....................................................... 5,657 16,922
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 1,033,662 39,310
DoorDash , Inc., Class A(a) ................................................ 83,150 19,269
Marriott International, Inc., Class A .......................................... 108,349 37,030
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 138,968 10,481
Ross Stores, Inc. ....................................................... 98,605 22,535
Royal Caribbean Cruises Ltd. .............................................. 139,660 37,532
Viking Holdings Ltd.(a) .................................................. 313,435 26,999
219,159
Consumer Staples (1.9%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 160,638 14,562
Darling Ingredients, Inc.(a) ................................................ 301,636 19,989
34,551
Electronic Equipment, Instruments & Components (4.3%):
Amphenol Corp., Class A ................................................. 132,812 21,057
Coherent Corp.(a) ...................................................... 48,530 13,483
Flex Ltd.(a) ........................................................... 331,429 36,209
Novanta, Inc.(a) ........................................................ 67,143 9,818
80,567
Energy (4.7%):
EQT Corp. ............................................................ 210,316 11,395
HF Sinclair Corp. ....................................................... 270,866 27,523
PBF Energy, Inc., Class A ................................................. 254,586 18,582
The Williams Cos., Inc. .................................................. 399,367 29,972
87,472
Financials (7.2%):
Etoro Group Ltd., Class A(a) ............................................... 253,022 8,092
Marex Group Ltd. ...................................................... 490,240 35,532
Miami International Holdings, Inc.(a) ........................................ 267,715 11,477
Robinhood Markets, Inc., Class A(a) ......................................... 478,779 50,181
StepStone Group, Inc., Class A ............................................. 290,556 15,184
Tradeweb Markets, Inc., Class A ............................................ 136,302 14,680
135,146
Health Care (17.2%):
Edgewise Therapeutics, Inc.(a) ............................................. 794,393 33,182
Erasca , Inc.(a) ......................................................... 1,519,261 27,164
Guardant Health, Inc.(a) .................................................. 178,266 28,348
Insmed , Inc.(a) ......................................................... 252,806 30,797
Labcorp Holdings, Inc. ................................................... 107,351 35,711
McKesson Corp. ....................................................... 41,082 36,371
Natera , Inc.(a) ......................................................... 141,846 45,669
Repligen Corp.(a) ....................................................... 121,828 22,048
Revolution Medicines, Inc.(a) .............................................. 54,346 11,172
Spyre Therapeutics, Inc.(a) ................................................ 327,720 29,275
Vaxcyte , Inc.(a) ........................................................ 379,165 23,031
322,768
Industrials (20.2%):
Axon Enterprise, Inc.(a) .................................................. 67,773 38,397

Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
Security Description Shares
a
Value
(000)
BWX Technologies, Inc. .................................................. 66,039 $ 10,057
Firefly Aerospace, Inc.(a) ................................................. 360,718 7,618
Forgent Power Solutions, Inc., Class A(a) ...................................... 575,944 17,589
Generac Holdings, Inc.(a) ................................................. 111,142 20,604
Hyundai Rotem Co. Ltd. .................................................. 103,725 10,323
Intuitive Machines, Inc., Class A(a) .......................................... 523,267 8,037
L3Harris Technologies, Inc. ............................................... 84,622 22,531
Regal Rexnord Corp. .................................................... 107,176 16,982
Rollins, Inc. ........................................................... 158,414 5,714
Saia, Inc.(a) ........................................................... 56,064 19,910
Siemens Energy AG ..................................................... 256,063 42,289
Thomson Reuters Corp.(b) ................................................ 165,866 17,801
Tkms AG & Co. KGaA (a) ................................................ 172,789 17,642
Verisk Analytics, Inc., Class A .............................................. 82,657 16,017
Vertiv Holdings Co., Class A ............................................... 135,360 35,020
Voyager Technologies, Inc., Class A(a) ....................................... 383,731 12,905
W.W. Grainger, Inc. ..................................................... 44,803 58,669
378,105
IT Services (9.1%):
Akamai Technologies, Inc.(a) .............................................. 71,407 7,756
Cloudflare, Inc., Class A(a) ................................................ 235,154 71,748
MongoDB, Inc., Class A(a) ................................................ 46,939 21,281
Snowflake, Inc., Class A(a) ................................................ 212,054 70,281
171,066
Materials (0.9%):
Almonty Industries, Inc.(a) ................................................ 958,613 17,063
Real Estate (1.1%):
Iron Mountain, Inc. ..................................................... 177,764 20,505
Semiconductors & Semiconductor Equipment (5.8%):
Advanced Micro Devices, Inc.(a) ............................................ 73,399 34,550
Astera Labs, Inc.(a) ..................................................... 83,478 24,791
Credo Technology Group Holding Ltd.(a) ..................................... 139,337 31,517
Kioxia Holdings Corp.(a) ................................................. 57,300 17,931
108,789
Software (3.5%):
Datadog, Inc., Class A(a) ................................................. 192,810 45,704
Samsara, Inc., Class A(a) ................................................. 502,254 20,517
66,221
Technology Hardware, Storage & Peripherals (3.6%):
Sandisk Corp.(a) ....................................................... 22,716 35,589
Western Digital Corp. .................................................... 71,110 32,039
67,628
Utilities (2.0%):
NRG Energy, Inc. ....................................................... 228,166 25,125
Talen Energy Corp.(a) ................................................... 43,870 12,975
38,100
Total Common Stocks (Cost $1,174,482)
a
a
a
1,858,865
Short-Term Investments (0.3%)
Collateral for Securities Loaned (0.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(c) ........ 1,362,500 1,363
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(c) ............ 1,362,500 1,362
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(c) ............... 1,362,500 1,362

Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.58%(c) . 1,362,500 $ 1,363
5,450
Total Short-Term Investments (Cost $5,450)
a
a
a
5,450
Total Investments (Cost $1,179,932) — 99.5% 1,864,315
Other assets in excess of liabilities —  0.5% 9,214
NET ASSETS — 100.00% $ 1,873,529
At August 31, 2026, the Fund's investments in foreign securities were 12.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on August 31, 2026.
ADR
—
American Depositary Receipt